Derivative financial instruments	6 Months Ended
Jun. 30, 2023
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9. - Derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of June 30, 2023 and December 31, 2022 are as follows:

	Balance as of June 30, 2023		Balance as of December 31, 2022
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	92,902	10,465	94,192	12,159
Foreign exchange derivatives instruments	2,521	-	3,189	-
Notes conversion option (Note 14)	-	2,307	-	4,688
Total	95,423	12,772	97,381	16,847

The derivatives are primarily interest rate cash flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.
The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated condensed income statement is a profit of $10.1 million for the six-month period ended June 30, 2023 (loss of $23.4 million for the six-month period ended June 30, 2022).

The after-tax results accumulated in equity in connection with derivatives designated as cash flow hedges as of June 30, 2023 and December 31, 2022 amount to a profit of $339.9 million and $345.6 million, respectively.

Additionally, the Company has currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the net distributions from its European assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis. Change in fair value of these foreign exchange derivatives instruments are directly recorded in the consolidated income statement.

Finally, the conversion option of the Green Exchangeable Notes issued in July 2020 (Note 14) is recorded as a derivative with a fair value (liability) of $2.3 million as of June 30, 2023 ($4.7 million as of December 31, 2022).